Revenue from Operations (Tables)	12 Months Ended
Mar. 31, 2023
Revenue [abstract]
Summary of Revenue

Revenues for fiscal 2023, 2022 and 2021 are as follows:

(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Revenue from software services	17,072	15,225	12,604
Revenue from products and platforms	1,140	1,086	957
Total Revenue from Operations	18,212	16,311	13,561

Summary of Percentage of Revenues

The following table gives details in respect of percentage of revenues generated from top five customers and top ten customers:

	(In %)
	Year ended March 31,
	2023	2022	2021
Revenue from top five customers	12.7	11.4	11.0
Revenue from top ten customers	20.2	19.3	18.1

The table below presents disaggregated revenues from contracts with customers by geography and offerings for each of our business segments. The Group believes this disaggregation best depicts how the nature, amount, timing and uncertainty of revenues and cash flows are affected by industry, market and other economic factors.

Year ended March 31, 2023
							(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, Resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	3,488	1,825	1,354	1,234	938	1,378	910	135	11,262
Europe	915	663	477	868	1,348	34	320	45	4,670
India	237	9	20	26	11	52	3	120	478
Rest of the world	794	135	395	172	60	8	18	220	1,802
Total	5,434	2,632	2,246	2,300	2,357	1,472	1,251	520	18,212
Revenue by offerings
Digital	2,980	1,733	1,485	1,442	1,685	945	793	255	11,318
Core	2,454	899	761	858	672	527	458	265	6,894
Total	5,434	2,632	2,246	2,300	2,357	1,472	1,251	520	18,212

Year ended March 31, 2022
							(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, Resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	3,274	1,608	1,136	996	845	1,253	828	126	10,066
Europe	905	639	483	773	884	30	295	30	4,039
India	259	12	42	21	9	55	4	78	480
Rest of the world	780	120	374	152	49	8	15	228	1,726
Total	5,218	2,379	2,035	1,942	1,787	1,346	1,142	462	16,311
Revenue by offerings
Digital	2,735	1,456	1,247	1,128	1,103	780	660	194	9,303
Core	2,483	923	788	814	684	566	482	268	7,008
Total	5,218	2,379	2,035	1,942	1,787	1,346	1,142	462	16,311

Year ended March 31, 2021
							(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, Resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	2,636	1,313	916	935	692	1,086	638	104	8,320
Europe	865	562	390	605	535	22	272	29	3,280
India	212	8	31	5	7	40	2	87	392
Rest of the world	686	108	366	147	41	7	15	199	1,569
Total	4,399	1,991	1,703	1,692	1,275	1,155	927	419	13,561
Revenue by offerings
Digital	2,100	1,040	874	821	617	562	408	155	6,577
Core	2,299	951	829	871	658	593	519	264	6,984
Total	4,399	1,991	1,703	1,692	1,275	1,155	927	419	13,561

(1)
Financial Services include enterprises in Financial Services and Insurance
(2)
Retail includes enterprises in Retail, Consumer Packaged Goods and Logistics
(3)
Communication includes enterprises in Communication, Telecom OEM and Media
(4)
Life Sciences includes enterprises in Life sciences and Health care
(5)
Others include operating segments of businesses in India, Japan, China, Infosys Public Services & other enterprises in Public Services

* Geographical revenues are based on the domicile of customer

Summary of Unbilled Revenue

		(Dollars in millions)
	As of
	March 31, 2023	March 31, 2022
Unbilled financial asset (1)	1,157	838
Unbilled non-financial asset (2)	880	812
	2,037	1,650

(1)
Right to consideration is unconditional and is due only after a passage of time.
(2)
Right to consideration is dependent on completion of contractual milestones.